Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2013
Commitments and Contingencies Disclosure [Abstract]:
Schedule of Non Cancelable Long-Term Time Charter Contracts [Table Text Block]

Year ending December 31,	Amount
2013	228,084
2014	465,666
2015	441,330
2016	417,343
2017	371,709
2018 and thereafter	620,095
2,544,227

Long Term Purchase Commitment [Text Block]

Year ending December 31,	Amount
2013	295,497
2014	19,016
314,513